UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-04356

Franklin California Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  6/30

Date of reporting period: 9/30/17

Item 1. Schedule of Investments.

FRANKLIN CALIFORNIA TAX-FREE TRUST

Statement of Investments, September 30, 2017 (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
		Principal
		Amount	Value

Municipal Bonds 98.1%
California 97.3%
ABAG Finance Authority for Nonprofit Corps. Insured Senior Living Revenue,
Odd Fellows Home of California, Refunding, Series A, California Mortgage Insured, 5.00%, 4/01/23	.	$1,000,000	$1,171,830
Odd Fellows Home of California, Refunding, Series A, California Mortgage Insured, 5.00%, 4/01/24	.	1,000,000	1,168,980
ABAG Finance Authority for Nonprofit Corps. Revenue,
Channing House, California Mortgage Insured, 5.00%, 5/15/20		1,175,000	1,241,247
Episcopal Senior Communities, Refunding, 5.25%, 7/01/22		5,565,000	6,306,759
The Jackson Laboratory, Refunding, 5.00%, 7/01/21		1,000,000	1,131,250
The Jackson Laboratory, Refunding, 5.00%, 7/01/22		820,000	947,682
The Jackson Laboratory, Refunding, 5.00%, 7/01/23		460,000	530,490
The Jackson Laboratory, Refunding, 5.00%, 7/01/24		1,000,000	1,150,770
Alameda Corridor Transportation Authority Revenue,
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/17		1,950,000	1,950,000
Capital Appreciation, sub. lien, Series A, AMBAC Insured, ETM, zero cpn., 10/01/17.		8,050,000	8,050,000
Antelope Valley Community College District GO, Los Angeles and Kern Counties, Refunding, Series A,
5.00%, 8/01/25		4,210,000	5,056,841
Baldwin Park USD, GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured,
Pre-Refunded, zero cpn., 8/01/24		5,265,000	3,734,149
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F-1, 5.00%,
4/01/22		15,000,000	17,493,900
Bonita Canyon Public Facilities Financing Authority Special Tax,
CFD No. 98-1, Refunding, 5.00%, 9/01/26		1,000,000	1,045,380
CFD No. 98-1, Refunding, 5.00%, 9/01/28		2,000,000	2,090,920
California Community College Financing Authority Lease Revenue, Coast Community College District,
Series A, Pre-Refunded, 5.00%, 6/01/26.		1,220,000	1,384,615
California Health Facilities Financing Authority Revenue,
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/30		1,825,000	2,149,996
Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/30		3,000,000	3,603,930
Cedars-Sinai Medical Center, Series A, 5.00%, 8/15/31		3,500,000	4,188,835
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/35		1,650,000	1,893,507
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/36		2,045,000	2,339,378
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/37		1,330,000	1,515,429
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage
Insured, 6.00%, 2/01/24		2,000,000	2,298,060
El Camino Hospital, 5.00%, 2/01/28		2,100,000	2,538,207
El Camino Hospital, 5.00%, 2/01/29		2,460,000	2,955,173
El Camino Hospital, 5.00%, 2/01/30		1,250,000	1,491,313
El Camino Hospital, 5.00%, 2/01/31		1,200,000	1,420,764
Marshall Medical Center, Refunding, California Mortgage Insured, 5.00%, 11/01/33		1,000,000	1,159,830
Providence Health and Services, Series C, Pre-Refunded, 5.75%, 10/01/19.		1,440,000	1,509,134
Providence Health and Services, Series C, Pre-Refunded, 6.00%, 10/01/20.		1,500,000	1,575,720
Scripps Health, Series A, 5.00%, 10/01/22		4,600,000	4,789,106
California Infrastructure and Economic Development Bank Revenue,
Broad Museum Project, Series A, 5.00%, 6/01/21		5,000,000	5,701,650
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/32		2,915,000	3,510,360
California Municipal Finance Authority COP,
Community Hospitals of Central California, ETM, 5.00%, 2/01/18		4,390,000	4,449,133
Community Hospitals of Central California, ETM, 5.00%, 2/01/19		3,860,000	4,065,198
Community Hospitals of Central California, Pre-Refunded, 5.00%, 2/01/20		1,600,000	1,685,056
Community Hospitals of Central California, Pre-Refunded, 5.00%, 2/01/21		1,600,000	1,685,056
California Municipal Finance Authority Senior Living Revenue, Pilgrim Place in Claremont, Refunding,
Series A, California Mortgage Insured, 5.00%, 5/15/31.		2,750,000	3,261,995

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Department of Water Resources Power Supply Revenue,
Refunding, Series L, 5.00%, 5/01/22	$4,440,000	$4,883,645
Refunding, Series N, 5.00%, 5/01/21	10,845,000	12,341,176
Series H, AGMC Insured, Pre-Refunded, 5.00%, 5/01/22	5,000,000	5,119,300
Series H, Pre-Refunded, 5.00%, 5/01/22	7,400,000	7,576,564
Series L, Pre-Refunded, 5.00%, 5/01/22	7,560,000	8,317,436
California State Department of Water Resources Revenue,
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/23	10,000,000	11,880,600
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/24	8,495,000	10,082,461
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/25	5,000,000	5,928,400
Central Valley Project Water System, Refunding, Series AS, 5.00%, 12/01/25	6,125,000	7,505,391
Central Valley Project Water System, Series AS, 5.00%, 12/01/24	11,090,000	13,639,813
Central Valley Project Water System, Series AS, 5.00%, 12/01/26	22,455,000	27,430,803
Central Valley Project Water System, Series AS, ETM, 5.00%, 12/01/24	35,000	42,650
Central Valley Project Water System, Series AS, Pre-Refunded, 5.00%, 12/01/25	5,000	6,093
Central Valley Project Water System, Series AS, Pre-Refunded, 5.00%, 12/01/26	45,000	54,836
Central Valley Project Water System, Series AW, 5.00%, 12/01/33	6,055,000	7,298,394
California State Department of Water Resources Water Revenue,
Central Valley Project, Refunding, Series AE, 5.00%, 12/01/26	140,000	143,641
Central Valley Project, Series AE, Pre-Refunded, 5.00%, 12/01/26	4,860,000	4,990,637
California State Educational Facilities Authority Revenue,
Chapman University, Refunding, 5.00%, 4/01/25	5,000,000	5,600,850
Loma Linda University, Refunding, Series A, 5.00%, 4/01/29	1,020,000	1,217,207
Loma Linda University, Refunding, Series A, 5.00%, 4/01/32	1,235,000	1,439,973
Loma Linda University, Refunding, Series A, 5.00%, 4/01/33	1,000,000	1,159,700
Loma Linda University, Refunding, Series A, 5.00%, 4/01/34	1,750,000	2,012,342
Loma Linda University, Refunding, Series A, 5.00%, 4/01/35	1,500,000	1,718,250
Loma Linda University, Refunding, Series A, 5.00%, 4/01/36	2,000,000	2,282,200
Loma Linda University, Refunding, Series A, 5.00%, 4/01/37	2,000,000	2,275,200
Stanford University, Refunding, Series U-5, 5.00%, 5/01/21	40,000,000	45,533,600
University of San Francisco, 5.00%, 10/01/21	3,000,000	3,434,490
California State GO,
Refunding, 5.25%, 9/01/22	16,330,000	19,303,693
Various Purpose, Refunding, 5.00%, 2/01/22	15,000,000	17,314,350
Various Purpose, Refunding, 5.00%, 10/01/22	15,785,000	18,500,336
Various Purpose, Refunding, 5.00%, 12/01/27	5,000,000	5,938,650
Various Purpose, Refunding, 5.00%, 12/01/28	5,000,000	5,906,600
Various Purpose, Refunding, 5.00%, 9/01/29	1,000,000	1,215,510
California State Municipal Finance Authority Revenue,
Biola University, Refunding, 5.00%, 10/01/29	1,000,000	1,189,680
Biola University, Refunding, 5.00%, 10/01/31	1,000,000	1,176,320
Biola University, Refunding, 5.00%, 10/01/33	1,070,000	1,243,565
Biola University, Refunding, 5.00%, 10/01/35	1,000,000	1,163,930
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/25	2,000,000	2,371,060
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/26	2,010,000	2,398,935
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/27	1,750,000	2,100,647
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/28	2,250,000	2,678,220
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/29	2,140,000	2,529,844
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/30	2,000,000	2,344,580
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/31	2,700,000	3,143,583
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/32	2,200,000	2,545,884
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/33	3,500,000	4,025,770

|2

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Municipal Finance Authority Revenue, (continued)
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/34	$5,000,000	$5,725,000
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/35	5,000,000	5,707,650
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/36	2,295,000	2,609,897
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/37	2,000,000	2,267,540
Community Medical Centers, Series A, 5.00%, 2/01/26	2,010,000	2,368,061
Community Medical Centers, Series A, 5.00%, 2/01/28	1,500,000	1,743,075
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/29.	1,000,000	1,184,570
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/30.	1,000,000	1,176,180
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/31.	1,000,000	1,169,700
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/32.	1,000,000	1,163,270
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/33.	3,015,000	3,485,219
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/35.	3,500,000	4,014,185
Eisenhower Medical Center, Refunding, Series B, 5.00%, 7/01/31	1,335,000	1,561,550
Eisenhower Medical Center, Refunding, Series B, 5.00%, 7/01/32	1,000,000	1,163,270
Eisenhower Medical Center, Refunding, Series B, 5.00%, 7/01/33	1,000,000	1,155,960
Eisenhower Medical Center, Refunding, Series B, 5.00%, 7/01/34	1,500,000	1,725,780
Eisenhower Medical Center, Refunding, Series B, 5.00%, 7/01/35	1,500,000	1,720,365
Eisenhower Medical Center, Refunding, Series B, 5.00%, 7/01/36	1,580,000	1,805,024
Eisenhower Medical Center, Refunding, Series B, 5.00%, 7/01/37	1,750,000	1,991,413
Harbor Regional Center Project, Refunding, 5.00%, 11/01/26	1,085,000	1,298,051
Inland Regional Center Project, Refunding, 5.00%, 6/15/21	1,435,000	1,619,512
Inland Regional Center Project, Refunding, 5.00%, 6/15/23	1,580,000	1,848,963
Inland Regional Center Project, Refunding, 5.00%, 6/15/24	1,000,000	1,185,830
Inland Regional Center Project, Refunding, 5.00%, 6/15/32	6,625,000	7,563,895
Institute on Aging Project, Refunding, 5.00%, 8/15/38	1,070,000	1,243,618
Institute on Aging Project, Refunding, California Mortgage Insured, 5.00%, 8/15/35	1,075,000	1,261,416
Kern Regional Center Project, Series A, 6.00%, 5/01/19	485,000	511,379
Kern Regional Center Project, Series A, 6.875%, 5/01/25	1,500,000	1,627,200
NorthBay Healthcare Group, Series A, 5.00%, 11/01/25	1,000,000	1,161,180
NorthBay Healthcare Group, Series A, 5.00%, 11/01/26	900,000	1,050,660
NorthBay Healthcare Group, Series A, 5.00%, 11/01/27	1,300,000	1,514,227
NorthBay Healthcare Group, Series A, 5.00%, 11/01/28	1,400,000	1,619,828
NorthBay Healthcare Group, Series A, 5.25%, 11/01/29	1,000,000	1,191,630
NorthBay Healthcare Group, Series A, 5.00%, 11/01/30	1,350,000	1,544,670
NorthBay Healthcare Group, Series A, 5.25%, 11/01/31	1,250,000	1,475,288
NorthBay Healthcare Group, Series A, 5.25%, 11/01/36	4,500,000	5,194,845
Retirement Housing Foundation Obligated Group, Refunding, Series A, 5.00%, 11/15/30	300,000	370,167
Retirement Housing Foundation Obligated Group, Refunding, Series A, 5.00%, 11/15/31	750,000	927,428
Retirement Housing Foundation Obligated Group, Refunding, Series A, 5.00%, 11/15/32	425,000	527,094
South Central Los Angeles Regional Center Project, Community Impact Development, 5.25%,
12/01/27	3,990,000	4,640,011
University of La Verne, Refunding, Series A, 5.00%, 6/01/31	1,000,000	1,176,720
University of La Verne, Refunding, Series A, 5.00%, 6/01/32	1,000,000	1,170,280
University of La Verne, Refunding, Series A, 5.00%, 6/01/33	1,010,000	1,175,529
University of La Verne, Refunding, Series A, 5.00%, 6/01/35	1,440,000	1,661,645
California State Public Works Board Lease Revenue,
California State University Projects, Series B-1, 5.375%, 3/01/25	2,500,000	2,738,525
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series A, 5.00%,
9/01/26.	10,000,000	11,927,300
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series D, 5.00%,
9/01/26.	6,835,000	8,152,310

|3

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Public Works Board Lease Revenue, (continued)
Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18	$570,000	$571,670
Department of General Services, Buildings 8 and 9, Series A, Pre-Refunded, 5.75%, 4/01/23	4,000,000	4,286,080
Department of General Services, Buildings 8 and 9, Series A, Pre-Refunded, 6.00%, 4/01/24	6,605,000	7,101,894
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-
Refunded, 5.50%, 11/01/25	4,725,000	5,165,228
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-
Refunded, 5.50%, 11/01/26	1,000,000	1,093,170
Trustees of the California State University, Various California State University Projects, Series D,
Pre-Refunded, 5.00%, 9/01/25	2,920,000	3,430,854
Trustees of the California State University, Various California State University Projects, Series D,
Pre-Refunded, 5.00%, 9/01/26	4,650,000	5,463,517
Various Capital Projects, Series A, Subseries A-1, Pre-Refunded, 5.25%, 3/01/22	7,475,000	8,224,219
Various Capital Projects, Series G, Subseries G-1, ETM, 5.25%, 10/01/18	5,605,000	5,846,407
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.00%, 10/01/20	6,405,000	6,916,311
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.125%, 10/01/22	14,555,000	15,752,731
California State University Revenue,
Systemwide, Refunding, Series A, 5.00%, 11/01/25	10,000,000	11,477,600
Systemwide, Refunding, Series A, 5.00%, 11/01/29	16,000,000	19,498,400
Systemwide, Refunding, Series A, 5.00%, 11/01/30	5,000,000	6,045,400
Systemwide, Series A, 5.00%, 11/01/26.	11,000,000	12,816,870
California Statewide CDA, MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 4.25%,
7/20/24	3,540,000	3,722,558
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 4.50%, 5/15/25	1,155,000	1,297,238
Enloe Medical Center, Series A, California Mortgage Insured, 5.50%, 8/15/23	3,000,000	3,113,760
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.00%, 10/01/26	1,000,000	1,154,660
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.00%, 10/01/28	1,250,000	1,431,275
Jewish Home of San Francisco Project, 5.00%, 11/01/36.	9,000,000	10,483,110
Lodi Memorial Hospital, Series A, California Mortgage Insured, Pre-Refunded, 5.00%, 12/01/22	8,000,000	8,053,120
Methodist Hospital of Southern California Project, FHA Insured, ETM, 5.50%, 8/01/18	2,905,000	3,012,950
Methodist Hospital of Southern California Project, FHA Insured, ETM, 5.50%, 2/01/19	3,035,000	3,216,311
Methodist Hospital of Southern California Project, FHA Insured, ETM, 5.50%, 8/01/19	3,075,000	3,325,551
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.00%, 11/15/28	500,000	582,815
The Redwoods Project, Refunding, California Mortgage Insured, 5.00%, 11/15/28	1,000,000	1,168,750
Sutter Health, Series A, 5.00%, 8/15/24	2,000,000	2,320,180
Sutter Health, Series A, 5.00%, 8/15/25	4,715,000	5,457,801
Sutter Health, Series A, 5.00%, 8/15/27	7,005,000	8,027,240
California Statewide CDA Student Housing Revenue,
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, Pre-Refunded, 6.00%, 5/15/23	10,000,000	10,316,000
University of California, Irvine East Campus Apartments, Phase IV-A, CHF-Irvine LLC, 5.00%,
5/15/34.	2,220,000	2,590,474
University of California, Irvine East Campus Apartments, Phase IV-A, CHF-Irvine LLC, 5.00%,
5/15/36.	3,155,000	3,658,633
University of California, Irvine East Campus Apartments, Phase IV-A, CHF-Irvine LLC, 5.00%,
5/15/37.	4,635,000	5,362,324
Campbell USD, GO, Santa Clara County, Refunding, 5.00%, 8/01/28	3,235,000	3,916,614
Carson RDA,
Tax Allocation Housing, Series A, 5.00%, 10/01/22	1,975,000	2,179,728
Tax Allocation Housing, Series A, 5.00%, 10/01/23	2,135,000	2,351,681
Tax Allocation Housing, Series A, 5.00%, 10/01/24	2,245,000	2,467,996
Tax Allocation Housing, Series A, 5.00%, 10/01/25	1,700,000	1,866,770

|4

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Castaic Lake Water Agency Revenue COP, Water System Improvement Project, Capital Appreciation,
AMBAC Insured, zero cpn., 8/01/22	$10,445,000	$9,415,959
Chabot-Las Positas Community College District GO, Alameda and Contra Costa Counties, Refunding,
5.00%, 8/01/24	6,715,000	8,050,748
Clovis Wastewater Revenue, Refunding, BAM Insured, 5.00%, 8/01/28	1,200,000	1,386,360
Clovis Water Revenue,
Refunding, BAM Insured, 5.00%, 3/01/26	2,620,000	3,060,684
Refunding, BAM Insured, 5.00%, 3/01/27	1,000,000	1,164,830
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series A, 5.00%, 8/01/25	8,275,000	8,824,460
Contra Costa Water District Water Revenue, Contra Costa County, Refunding, Series T, 5.00%, 10/01/26 .	3,400,000	4,126,988
Corona-Norco USD,
COP, Series A, AGMC Insured, 5.00%, 4/15/19.	1,310,000	1,388,089
COP, Series A, AGMC Insured, 5.00%, 4/15/22.	1,465,000	1,596,191
GO, Riverside County, Capital Appreciation, Election of 2006, Series E, zero cpn. to 7/31/21, 5.30%
thereafter, 8/01/25	4,645,000	4,702,366
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/24	1,565,000	1,834,070
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/25	1,000,000	1,167,060
Cupertino USD,
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/26.	1,285,000	1,556,315
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/27.	1,500,000	1,811,340
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/28.	1,000,000	1,203,990
GO, Santa Clara County, Pre-Refunded, 5.00%, 8/01/22	1,690,000	1,874,480
Del Mar Race Track Authority Revenue,
Refunding, 5.00%, 10/01/22	1,435,000	1,625,511
Refunding, 5.00%, 10/01/23	1,510,000	1,729,796
Refunding, 5.00%, 10/01/28	1,925,000	2,161,082
Refunding, 5.00%, 10/01/30	1,125,000	1,251,068
Desert Sands USD,
COP, Financing Project, AGMC Insured, Pre-Refunded, 5.00%, 3/01/19	2,090,000	2,125,237
GO, Election of 2001, Pre-Refunded, 5.25%, 8/01/21	2,015,000	2,086,593
Dublin USD, GO, Refunding, 5.00%, 8/01/32.	3,220,000	3,851,217
East Bay MUD Wastewater System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/25	2,845,000	3,512,067
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/26	3,650,000	4,559,507
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/27	1,500,000	1,899,540
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/29	1,000,000	1,284,210
East Bay MUD Water System Revenue, Alameda and Contra Costa Counties, Refunding, Series A,
5.00%, 6/01/29	5,000,000	6,072,300
East Side UHSD Santa Clara County GO,
Refunding, AGMC Insured, 5.00%, 8/01/20	2,800,000	3,108,980
Refunding, AGMC Insured, 5.00%, 8/01/21	2,140,000	2,366,027
Refunding, AGMC Insured, 5.00%, 8/01/22	3,090,000	3,408,177
Eden Township Healthcare District COP, ETM, 5.00%, 6/01/18	525,000	538,939
El Dorado Irrigation District Revenue, Refunding, Series C, 5.00%, 3/01/31	2,500,000	2,994,450
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/30	1,130,000	1,321,885
Fairfax School District GO, Election of 2000, Series A, NATL Insured, 5.00%, 11/01/17	135,000	135,425
Folsom PFA Special Tax Revenue,
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/23	1,005,000	1,133,630
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/24	1,055,000	1,185,757
Refunding, Series A, 5.00%, 9/01/19	1,000,000	1,063,140
Refunding, Series A, 5.00%, 9/01/20	1,270,000	1,388,148
Refunding, Series A, 5.00%, 9/01/21	1,335,000	1,458,394

|5

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Folsom PFA Special Tax Revenue, (continued)
Refunding, Series A, 5.00%, 9/01/22	$1,400,000	$1,515,696
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/14/24, 5.30% thereafter,
1/15/29.	19,895,000	17,904,903
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.70% thereafter, 1/15/25	2,500,000	2,082,950
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.80% thereafter, 1/15/26	3,760,000	3,171,974
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.90% thereafter, 1/15/27	6,395,000	5,446,941
Foothill-De Anza Community College District GO,
Santa Clara County, Refunding, 5.00%, 8/01/27	1,250,000	1,532,613
Santa Clara County, Refunding, 5.00%, 8/01/28	2,500,000	3,048,975
Fullerton School District Financing Authority Special Tax Revenue,
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/27	1,000,000	1,152,590
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/28	1,040,000	1,195,584
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed,
Series A, 5.00%, 6/01/32	5,000,000	5,836,100
Imperial Community College District GO,
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/21	1,010,000	1,149,491
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/22	1,170,000	1,361,190
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/23	1,350,000	1,561,721
Independent Cities Finance Authority Mobile Home Park Revenue, San Juan Mobile Estates, Refunding,
5.00%, 8/15/30	1,575,000	1,778,317
Irvine 1915 Act Special Assessment, Limited Obligation Improvement, Reassessment District No. 15-2,
Refunding, 5.00%, 9/02/25	1,000,000	1,174,550
Irvine USD Financing Authority Special Tax,
Group II, Series A, ETM, 4.875%, 9/01/18	900,000	931,626
Group II, Series A, Pre-Refunded, 5.00%, 9/01/20	660,000	683,938
Irvine USD Special Tax, CFD No. 09-1, Series A, 5.00%, 9/01/37	1,070,000	1,206,275
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/26	1,855,000	2,178,697
Refunding, Series A, 5.00%, 9/01/27	1,000,000	1,177,890
Refunding, Series A, 5.00%, 9/01/27	1,000,000	1,162,830
Refunding, Series A, 5.00%, 9/01/28	1,275,000	1,493,790
Refunding, Series A, 5.00%, 9/01/28	1,025,000	1,180,072
Refunding, Series A, 5.00%, 9/01/29	1,155,000	1,317,451
Refunding, Series A, 5.00%, 9/01/29	530,000	617,996
Refunding, Series A, 5.00%, 9/01/30	1,510,000	1,717,821
Refunding, Series A, 5.00%, 9/01/31	1,190,000	1,347,520
Refunding, Series A, 5.00%, 9/01/32	2,505,000	2,821,607
Refunding, Series A, 5.00%, 9/01/33	2,635,000	2,950,436
Series A, AGMC Insured, 5.00%, 9/01/30.	2,750,000	3,156,477
Series A, AGMC Insured, 5.00%, 9/01/33.	5,000,000	5,688,700
Lake Elsinore PFA Local Agency Revenue, Refunding, 5.00%, 9/01/30	5,405,000	6,177,483
Lammersville Joint USD Special Tax,
CFD No. 2002 Mountain House, 5.00%, 9/01/31	1,430,000	1,632,745
CFD No. 2002 Mountain House, Refunding, 5.00%, 9/01/33	1,575,000	1,774,190
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, Housing Programs, Pre-
Refunded, 6.00%, 8/01/24	1,300,000	1,416,415
Lee Lake PFAR,
Special Tax, junior lien, Refunding, Series B, 5.00%, 9/01/27	1,410,000	1,549,646
Special Tax, junior lien, Refunding, Series B, 5.25%, 9/01/29	815,000	901,537
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/17	3,950,000	3,968,841

|6

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Long Beach Marina Revenue,
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/27	$1,285,000	$1,501,651
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/32	1,250,000	1,417,238
Los Angeles Community College District GO, Refunding, Series A, 5.00%, 8/01/26	15,000,000	18,231,900
Los Angeles Convention and Exhibition Center Authority Lease Revenue, Series A, Pre-Refunded,
5.00%, 8/15/20	20,000,000	20,700,800
Los Angeles County MTA Sales Tax Revenue,
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/32	8,000,000	9,821,120
Proposition A, first tier, Senior, Refunding, Series A, 5.00%, 7/01/26	6,315,000	7,597,324
Proposition A, first tier, Senior, Refunding, Series A, 5.00%, 7/01/27	6,630,000	7,948,309
Proposition C, Senior, Refunding, Series A, 5.25%, 7/01/23	15,000,000	16,682,400
Proposition C, Senior, Refunding, Series B, 5.00%, 7/01/23	5,000,000	5,833,350
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Senior Ad
Valorem Obligation, Refunding, Series A, 5.00%, 10/01/22	2,750,000	3,148,282
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/25	5,135,000	6,009,799
Power System, Refunding, Series A, 5.00%, 7/01/30	10,000,000	11,835,900
Power System, Refunding, Series B, 5.00%, 7/01/34	23,350,000	27,949,016
Power System, Refunding, Series C, 5.00%, 7/01/27	10,000,000	11,988,400
Power System, Series B, 5.00%, 7/01/30	3,000,000	3,617,550
Power System, Series B, 5.00%, 7/01/31	6,700,000	8,034,573
Power System, Series D, 5.00%, 7/01/26	2,600,000	3,133,442
Power System, Series D, 5.00%, 7/01/27	2,000,000	2,397,680
Power System, Series D, 5.00%, 7/01/28	2,550,000	3,041,002
Water System, Refunding, Series A, 5.00%, 7/01/37	10,450,000	12,215,423
Los Angeles GO, Judgment Obligation, Series A, 5.00%, 6/01/18	5,650,000	5,801,533
Los Angeles USD,
COP, Capital Projects I, Series B-2, 5.00%, 12/01/20	3,830,000	4,294,043
GO, Election of 2002, Series D, 5.00%, 7/01/27	3,410,000	3,642,801
GO, Election of 2004, Series I, 5.00%, 7/01/18	5,000,000	5,153,600
GO, Refunding, Series A, 5.00%, 7/01/29.	5,000,000	6,023,300
GO, Refunding, Series A-1, 5.00%, 7/01/23	13,335,000	15,959,328
GO, Refunding, Series A-2, 5.00%, 7/01/21	5,000,000	5,713,350
GO, Refunding, Series B, 5.00%, 7/01/30	30,000,000	36,621,300
Los Angeles Wastewater System Revenue,
Subordinate, Refunding, Series A, 5.00%, 6/01/27	9,145,000	10,767,049
Subordinate, Refunding, Series B, 5.00%, 6/01/28	11,700,000	13,559,481
Manteca USD Special Tax,
CFD No. 1989-2, Series F, AGMC Insured, 5.00%, 9/01/22	1,000,000	1,156,370
CFD No. 1989-2, Series F, AGMC Insured, 5.00%, 9/01/26	1,280,000	1,470,733
Martinez USD, GO, Contra Costa County, Election of 2010, 5.375%, 8/01/26	5,000,000	6,114,700
Menifee USD,
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/25	1,200,000	1,426,416
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/30	1,550,000	1,805,285
PFA Special Tax Revenue, Series A, 5.00%, 9/01/25	1,405,000	1,670,095
PFA Special Tax Revenue, Series A, 5.00%, 9/01/28	1,250,000	1,475,238
The Metropolitan Water District of Southern California Water Revenue,
Refunding, Series A, 5.00%, 7/01/28	5,000,000	6,096,500
Refunding, Series C, 5.00%, 10/01/26	8,010,000	9,143,175
Refunding, Series E, 5.00%, 7/01/22	23,900,000	27,967,541
Refunding, Series E, 5.00%, 7/01/23	20,000,000	23,911,600
Refunding, Series E, 5.00%, 7/01/24	1,110,000	1,351,936

|7

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Montebello USD,
GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/18	$1,455,000	$1,438,529
GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/19	1,480,000	1,440,380
Moreno Valley USD, GO, Riverside County, Capital Appreciation, Refunding, NATL Insured, zero cpn.,
8/01/24	7,500,000	6,411,450
Mount Diablo USD, GO, Contra Costa County, Election of 2002, Refunding, Series B-2, 5.00%, 7/01/27	3,200,000	3,710,976
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election of
2008, Series A, zero cpn. to 8/01/23, 5.875% thereafter, 8/01/28	6,000,000	5,755,680
Murrieta PFA Special Tax Revenue,
Refunding, 5.00%, 9/01/20	1,225,000	1,340,052
Refunding, 5.00%, 9/01/22	1,495,000	1,697,034
Refunding, 5.00%, 9/01/24	1,810,000	2,024,087
Refunding, 5.00%, 9/01/25	1,000,000	1,110,450
New Haven USD,
GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/22	11,750,000	10,582,285
GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/23	3,200,000	2,818,528
Northern California Power Agency Revenue,
Geothermal Project No. 3, Series A, Pre-Refunded, 5.00%, 7/01/23	2,000,000	2,134,720
Geothermal Project No. 3, Series A, Pre-Refunded, 5.25%, 7/01/24	2,000,000	2,143,340
Oakland USD Alameda County GO, Election of 2006, Series A, Pre-Refunded, 6.50%, 8/01/23	2,200,000	2,421,122
Oxnard Financing Authority Local Obligation Revenue, 2012 Special District Bond Refinancings, senior
lien, Refunding, Series A, 5.00%, 9/02/26	1,025,000	1,175,460
Palo Alto 1915 Act Special Assessment,
Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD,
5.00%, 9/02/28	1,000,000	1,094,550
Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD,
5.00%, 9/02/29	1,280,000	1,393,677
Perris Joint Powers Authority Local Agency Revenue,
Refunding, Series B, 5.00%, 9/01/24	990,000	1,147,539
Refunding, Series B, 5.00%, 9/01/25	940,000	1,093,784
Refunding, Series B, 5.00%, 9/01/33	1,480,000	1,677,787
Refunding, Series B, 5.00%, 9/01/37	1,325,000	1,480,780
Poway USD,
PFA Special Tax Revenue, BAM Insured, 5.00%, 10/01/31	1,700,000	1,930,163
PFA Special Tax Revenue, BAM Insured, 5.00%, 10/01/32	1,850,000	2,097,178
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/27	1,375,000	1,622,761
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/30	2,275,000	2,640,001
Redlands USD, GO, Election of 2002, AGMC Insured, 5.00%, 7/01/19.	1,000,000	1,003,040
Richmond Joint Powers Financing Authority Lease Revenue,
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/19	2,010,000	2,140,469
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/20	2,315,000	2,462,234
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/21	2,050,000	2,179,990
Riverside Community College District GO, Riverside and San Bernardino Counties, Refunding, Series A,
5.00%, 8/01/27	3,550,000	4,261,562
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 6.50%, 12/01/21	710,000	785,587
Desert Communities Redevelopment Project Area, second lien, Series D, 6.75%, 12/01/26	1,025,000	1,237,575
Jurupa Valley Redevelopment Project Area, Series B, 6.50%, 10/01/25	1,225,000	1,458,987
Riverside County Transportation Commission Sales Tax Revenue,
Refunding, Series A, 5.25%, 6/01/25	3,500,000	4,213,930
Refunding, Series A, 5.25%, 6/01/27	4,000,000	4,791,880

|8

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Riverside Sewer Revenue,
Refunding, Series A, 5.00%, 8/01/28	$3,870,000	$4,617,568
Refunding, Series A, 5.00%, 8/01/29	4,670,000	5,542,636
RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, BAM Insured, 5.00%, 9/01/27	1,035,000	1,258,984
The Romoland School District Special Tax,
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/27	1,000,000	1,145,200
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/28	1,960,000	2,216,505
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/29	2,130,000	2,396,037
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/30	2,310,000	2,586,530
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/31	2,495,000	2,782,624
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/32	2,690,000	2,984,313
CFD No. 91-1, Refunding, 5.00%, 9/01/27	125,000	147,233
CFD No. 91-1, Refunding, 5.00%, 9/01/28	185,000	216,169
CFD No. 91-1, Refunding, 5.00%, 9/01/30	760,000	876,782
CFD No. 91-1, Refunding, 5.00%, 9/01/32	900,000	1,025,154
CFD No. 91-1, Refunding, 5.00%, 9/01/34	855,000	962,362
CFD No. 91-1, Refunding, 5.00%, 9/01/37	500,000	557,020
CFD No. 91-1, Refunding, 5.00%, 9/01/36	1,130,000	1,262,854
Sacramento City Financing Authority Special Tax Revenue, Westlake and Regency Park, Refunding,
Series A, AGMC Insured, 5.00%, 9/01/21	1,305,000	1,459,917
Sacramento County Airport System Revenue,
Subordinate, Refunding, Series B, 5.00%, 7/01/35	1,000,000	1,166,170
Subordinate, Refunding, Series B, 5.00%, 7/01/36	2,000,000	2,322,260
Sacramento County COP,
Refunding, 5.375%, 2/01/23	3,400,000	3,692,876
Refunding, 5.50%, 2/01/25	3,770,000	4,106,359
Sacramento County Sanitation Districts Financing Authority Revenue, Sacramento Regional County
Sanitation District, Refunding, Series A, 5.00%, 12/01/29	2,000,000	2,376,520
Sacramento County Special Tax, CFD No. 1, Improvement Area No. 1, Laguna Creek Ranch/Elliott
Ranch, Refunding, 5.00%, 9/01/20	1,510,000	1,659,067
Sacramento MUD Electric Revenue,
Refunding, Series X, 5.00%, 8/15/25	7,445,000	8,501,594
Series X, Pre-Refunded, 5.00%, 8/15/25	2,555,000	2,917,606
Sacramento Special Tax,
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/26.	615,000	716,094
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/28.	1,220,000	1,398,071
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/29.	1,555,000	1,772,529
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/30.	1,045,000	1,185,678
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/31.	1,800,000	2,034,216
San Bernardino County COP, Arrowhead Project, Refunding, Series A, 5.25%, 8/01/26	15,000,000	15,982,050
San Bernardino County Transportation Authority Revenue,
Sales Tax Revenue, Series A, 5.00%, 3/01/30	2,685,000	3,192,277
Sales Tax Revenue, Series A, 5.00%, 3/01/31	5,090,000	6,034,755
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series A,
5.00%, 9/01/26	8,000,000	8,828,320
San Diego RDA Tax Allocation Revenue, Naval Training Center Redevelopment Project, Series A,
Pre-Refunded, 5.00%, 9/01/25	1,000,000	1,113,560
San Francisco BART District GO,
Election of 2004, Refunding, Series D, 5.00%, 8/01/32	5,000,000	6,013,500
Election of 2004, Series C, 5.00%, 8/01/27	2,640,000	3,143,976
Election of 2004, Series C, 5.00%, 8/01/28	3,500,000	4,157,405

|9

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Francisco City and County Airport Commission International Airport Revenue,
Issue 34D, Second Series, Series A, Pre-Refunded, 5.25%, 5/01/26	$5,425,000	$5,560,625
Second Series, Governmental Purpose, Refunding, Series G, 5.00%, 5/01/23	1,400,000	1,586,284
Second Series, Governmental Purpose, Series G, Pre-Refunded, 5.00%, 5/01/23	3,570,000	4,056,520
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/24	8,400,000	8,895,852
San Francisco City and County GO, Clean and Safe Neighborhood Parks, Series B, 4.75%, 6/15/19	2,610,000	2,779,572
San Francisco City and County Public Utilities Commission Water Revenue, Refunding, Series A, 5.00%,
11/01/28	5,000,000	6,093,000
San Francisco City and County RDA Hotel Occupancy Revenue, Refunding, AGMC Insured, 5.00%,
6/01/24	10,275,000	11,488,888
San Francisco City and County RDA Successor Agency Tax Allocation,
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/30	1,080,000	1,246,277
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/34	1,110,000	1,259,295
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue,
Mission Bay North Redevelopment Project, Series C, Pre-Refunded, 5.875%, 8/01/25	1,000,000	1,089,210
Mission Bay South Redevelopment Project, Series D, ETM, 5.50%, 8/01/19	1,030,000	1,114,903
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.25%, 8/01/21	1,000,000	1,095,990
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.25%, 8/01/23	1,000,000	1,095,990
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.00%, 8/01/25	1,465,000	1,599,004
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.125%, 8/01/26	1,550,000	1,695,282
San Francisco Redevelopment Projects, Series B, 6.125%, 8/01/26	1,000,000	1,145,350
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,000,000	14,834,630
senior lien, Refunding, Series A, 5.00%, 1/15/29	10,000,000	11,539,700
San Jose RDA Tax Allocation,
Merged Area Redevelopment Project, Refunding, Series D, AMBAC Insured, 5.00%, 8/01/23.	13,000,000	13,036,530
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/26	8,000,000	8,022,160
San Luis and Delta-Mendota Water Authority Revenue, DHCCP Development Project, Refunding, Series
A, BAM Insured, 5.00%, 3/01/29	1,000,000	1,159,240
San Mateo County Transit District Revenue,
Refunding, Series A, 5.00%, 6/01/28	3,000,000	3,645,750
Refunding, Series A, 5.00%, 6/01/29	4,300,000	5,205,150
Refunding, Series A, 5.00%, 6/01/30	5,000,000	6,032,800
San Ysidro School District COP,
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/29	1,100,000	1,300,585
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/31	1,000,000	1,168,260
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/33	1,050,000	1,210,461
Sanger Financing Authority Wastewater Revenue, Fresno County, Refunding, AGMC Insured, 5.00%,
6/15/34	7,000,000	8,060,080
Santa Ana CRDA Tax Allocation, Merged Project Area, Refunding, Series A, 6.00%, 9/01/22	5,000,000	5,756,200
Santa Ana USD, GO, Election of 2008, Series A, 5.25%, 8/01/25	2,000,000	2,067,160
Santa Cruz County RDA Tax Allocation, Refunding, Series A, BAM Insured, 5.00%, 9/01/29	4,475,000	5,283,990
Sonoma CDA Successor Agency Tax Allocation,
Sonoma Redevelopment Project, Subordinate, Refunding, NATL Insured, 5.00%, 6/01/29	1,000,000	1,182,470
Sonoma Redevelopment Project, Subordinate, Refunding, NATL Insured, 5.00%, 6/01/33	1,200,000	1,391,736
Sonoma-Marin Area Rail Transit District Measure Q Sales Tax Revenue,
Series A, 5.00%, 3/01/25	15,410,000	17,782,061
Series A, 5.00%, 3/01/27	11,945,000	13,744,992
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental
Center, Series A, 5.25%, 9/01/24	3,500,000	3,749,060
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%,
11/01/19	2,500,000	2,688,925

|10

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Southern California Public Power Authority Revenue,
Canyon Power Project, Refunding, Series A, 5.00%, 7/01/19	$1,500,000	$1,604,295
Southern Transmission Project, Subordinate, Refunding, Series C, 5.00%, 7/01/26	5,000,000	6,074,450
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured, 5.00%, 5/01/28	1,040,000	1,197,362
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, Pre-Refunded, 5.25%,
1/01/24	5,000,000	5,265,300
Tustin CFD No. 06-1 Special Tax,
Tustin Legacy, Columbus Villages, Refunding, Series A, 5.00%, 9/01/30	1,000,000	1,153,590
Tustin Legacy, Columbus Villages, Refunding, Series A, 5.00%, 9/01/32	1,565,000	1,782,754
Tustin CRDA Tax Allocation,
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/24	1,000,000	1,112,030
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/25	1,000,000	1,112,030
University of California Revenue,
General, Series AM, 5.00%, 5/15/27	3,000,000	3,621,180
General, Series AM, 5.00%, 5/15/28	1,835,000	2,207,321
General, Series U, 5.00%, 5/15/19	4,060,000	4,325,159
Series S, 5.00%, 5/15/19	8,125,000	8,411,162
Series S, Pre-Refunded, 5.00%, 5/15/19	20,000	20,702
Washington Township Health Care District Revenue, Series A, 5.00%, 7/01/25	3,035,000	3,244,931
West Basin Municipal Water District Revenue,
Refunding, Series A, 5.00%, 8/01/32	1,975,000	2,322,955
Refunding, Series A, 5.00%, 8/01/33	2,630,000	3,071,919
Western Riverside Water and Wastewater Financing Authority Revenue, Local Agency, Refunding, Series
A, 5.00%, 9/01/29	1,110,000	1,310,011
Whittier UHSD,
GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, zero cpn., 8/01/24	7,755,000	5,635,403
GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, zero cpn., 8/01/26	10,045,000	6,437,740
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, Pre-Refunded, 6.00%,
9/01/26	1,435,000	1,697,992
		1,741,298,979

U.S. Territories 0.8%
Guam 0.4%
Guam Government Limited Obligation Revenue, Section 30, Series A, ETM, 5.25%, 12/01/17	2,305,000	2,320,996
Guam Power Authority Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/21.	2,000,000	2,253,840
Refunding, Series A, AGMC Insured, 5.00%, 10/01/22.	2,000,000	2,293,060
		6,867,896
Puerto Rico 0.4%
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series UU, AGMC Insured, 5.00%, 7/01/23	5,000,000	5,095,100
[a] Series WW, 5.375%, 7/01/23	5,000,000	2,418,750
		7,513,850
Total U.S. Territories		14,381,746
Total Municipal Bonds before Short Term Investments (Cost $1,652,650,683)		1,755,680,725

|11

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Short Term Investments 1.1%
Municipal Bonds 1.1%
California 1.1%
[b] California State GO, Kindergarten, Refunding, Series A1, LOC Citibank, Daily VRDN and Put, 0.86%,
5/01/34	$200,000	$200,000
[b] California State Municipal Finance Authority Revenue, Chevron USA Inc. Project, Recovery Zone Facility
Bonds, Series B, Daily VRDN and Put, 0.84%, 11/01/35	1,965,000	1,965,000
[b] Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and Put,
0.86%, 10/01/41	100,000	100,000
[b] Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series B, Subseries B-6, SPA Bank of Montreal, Daily VRDN and Put,
0.88%, 7/01/34	6,700,000	6,700,000
Water System, Refunding, Series B, Subseries B-2, SPA Royal Bank of Canada, Daily VRDN and
Put, 0.87%, 7/01/35	10,600,000	10,600,000
[b] The Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, SPA
Citibank, Daily VRDN and Put, 0.89%, 7/01/35	1,300,000	1,300,000
Total Short Term Investments (Cost $20,865,000)		20,865,000
Total Investments (Cost $1,673,515,683) 99.2%		1,776,545,725
Other Assets, less Liabilities 0.8%.		13,719,481
Net Assets 100.0%		$1,790,265,206

See Abbreviations on page 17.

aDefaulted security or security for which income has been deemed uncollectible.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|12

FRANKLIN CALIFORNIA TAX-FREE TRUST

Statement of Investments, September 30, 2017 (unaudited)
Franklin California Ultra-Short Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 15.8%
California 15.8%
California State Educational Facilities Authority Revenue, Loma Linda University, Refunding, Series A,
5.00%, 4/01/22	$1,000,000	$1,141,280
California State Municipal Finance Authority Revenue,
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/22	1,300,000	1,471,262
University of La Verne, Refunding, Series A, 4.00%, 6/01/18	500,000	509,655
California State Public Works Board Lease Revenue, The Regents of the University of California, Various
University of California Projects, Series C-1, 4.00%, 3/01/18	500,000	506,490
California State University Revenue, Systemwide, Refunding, Series A, 4.00%, 11/01/18	1,000,000	1,033,280
California Statewide CDA Revenue, Monterey County GO Savers Bond Program, BAM Insured, 5.00%,
8/01/18	1,000,000	1,032,120
Campbell UHSD, GO, Election of 2016, Series A-1, 3.00%, 8/01/19	1,000,000	1,037,980
Menifee USD, GO, Riverside County, Series A, 4.00%, 8/01/18	500,000	512,875
Palomar Health Revenue, Refunding, 3.00%, 11/01/17	1,000,000	1,001,060
Roseville Joint UHSD, GO, Placer and Sacramento Counties, Election of 2016, Series A, 4.00%, 8/01/18	400,000	410,468
Santa Margarita Water District Special Tax, CFD No. 99-1 Talega, Refunding, Series A, 3.00%, 9/01/18	300,000	305,538
Selma USD, GO, Election of 2016, Series A, 2.00%, 8/01/18	300,000	302,862
Washington Township Health Care District Revenue, Refunding, Series B, 5.00%, 7/01/18	100,000	102,677
Total Municipal Bonds before Short Term Investments (Cost $9,326,956)		9,367,547

Short Term Investments 83.8%
Municipal Bonds 83.8%
California 83.8%
Bakersfield Domestic Water Revenue, Series A, 1.00%, 9/15/18	100,000	99,827
[a] California Infrastructure and Economic Development Bank Revenue, Los Angeles Special Project, Series A,
LOC Bank of New York Mellon, Weekly VRDN and Put, 0.95%, 7/01/33	2,000,000	2,000,000
[a] California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series F, LOC Toronto Dominion Bank,
Daily VRDN and Put, 0.89%, 11/01/26.	1,300,000	1,300,000
[a] California State Educational Facilities Authority Revenue,
California Institute of Technology, Various, Series B, Weekly VRDN and Put, 0.85%, 10/01/36	2,500,000	2,500,000
Stanford University, Refunding, Series L-5, Weekly VRDN and Put, 0.90%, 10/01/17	400,000	400,000
[a] California State Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series D, LOC US Bank National Association, Weekly VRDN
and Put, 0.87%, 11/01/34	1,300,000	1,300,000
Health Facility, Catholic Healthcare West, Series B, LOC Bank of Montreal, Weekly VRDN and Put,
0.90%, 3/01/47.	2,100,000	2,100,000
[a] California State Municipal Finance Authority Revenue, Chevron USA Inc. Project, Recovery Zone Facility
Bonds, Series B, Daily VRDN and Put, 0.84%, 11/01/35	2,450,000	2,450,000
California Statewide CDA Revenue, Redlands Community Hospital Obligated Group, Refunding, 4.00%,
10/01/17	325,000	325,000
[a] Calleguas-Las Virgenes PFAR, Municipal Water District Project, Refunding, Series A, LOC Wells Fargo
Bank, Weekly VRDN and Put, 0.89%, 7/01/37	200,000	200,000
Carlsbad USD, COP, School Financing Projects, Refunding, 4.00%, 10/01/17	250,000	250,000
Chino Basin Regional Financing Authority Revenue, Inland Empire Utilities Agency, Refunding, Series A,
2.00%, 11/01/17	1,000,000	1,001,010
[a] East Bay MUD Water System Revenue, Alameda and Contra Costa Counties, Refunding, Series A-1, SPA
Wells Fargo Bank, Weekly VRDN and Put, 0.89%, 6/01/38	2,000,000	2,000,000
Fairfield California Water Revenue, Refunding, 4.00%, 4/01/18	1,000,000	1,015,810

Quarterly Statement of Investments | See Notes to Statements of Investments. | 13

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Ultra-Short Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Short Term Investments (continued)
Municipal Bonds (continued)
California (continued)
[a] Irvine 1915 Act Special Assessment,
Limited Obligation Improvement, AD No. 94-13, LOC State Street Bank & Trust Co., Daily VRDN and
Put, 0.89%, 9/02/22	$2,500,000	$2,500,000
Limited Obligation Improvement, AD No. 94-15, Refunding, LOC State Street Bank & Trust Co., Daily
VRDN and Put, 0.89%, 9/02/20	1,585,000	1,585,000
Limited Obligation Improvement, AD No. 97-16, LOC State Street Bank & Trust Co., Daily VRDN and
Put, 0.89%, 9/02/22	2,050,000	2,050,000
Los Angeles County Revenue, TRAN, Refunding, 5.00%, 6/29/18	2,000,000	2,060,400
[a] Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series B, Subseries B-6, SPA Bank of Montreal, Daily VRDN and Put,
0.88%, 7/01/34.	400,000	400,000
Water System, Refunding, Series B, Subseries B-1, SPA Royal Bank of Canada, Weekly VRDN and
Put, 0.85%, 7/01/35	2,100,000	2,100,000
Los Angeles GO, TRAN, Series A, 5.00%, 6/28/18	2,000,000	2,060,340
Lynwood USD, GO, Los Angeles County, Election of 2016, Series A, BAM Insured, 2.00%, 8/01/18	600,000	604,932
[a] The Metropolitan Water District of Southern California Water Revenue,
Refunding, Series B-3, SPA Citibank, Daily VRDN and Put, 0.89%, 7/01/35	300,000	300,000
Refunding, Series D, Weekly VRDN and Put, 0.88%, 7/01/35	2,000,000	2,000,000
Mid-Peninsula Water District COP, Financing Project, 4.00%, 12/01/17	315,000	316,657
[a] Modesto Water Revenue COP, Refunding, Series A, LOC JPMorgan Chase Bank, Weekly VRDN and Put,
0.92%, 10/01/36	1,285,000	1,285,000
Mojave Water Agency Revenue, Refunding, Series A, 5.00%, 6/01/18	300,000	308,328
Napa Valley USD, GO, TRAN, 3.00%, 6/29/18	2,000,000	2,030,560
San Diego County and San Diego County School Districts Note Participations Revenue, TRAN, 3.00%,
6/29/18	1,000,000	1,015,680
[a] San Diego County Regional Transportation Commission Sales Tax Revenue, Refunding, Series D, SPA
State Street Bank & Trust Co., Weekly VRDN and Put, 0.90%, 4/01/38	2,100,000	2,100,000
[a] San Francisco City and County MFHR, 1601 Mariposa Apartments, Series B-1, LOC Bank of America,
Weekly VRDN and Put, 0.91%, 7/01/57	2,000,000	2,000,000
San Juan Water District Water Revenue, Refunding, 3.00%, 2/01/18.	930,000	936,863
[a] Santa Clara Valley Transportation Authority Sales Tax Revenue, Refunding, Series A, SPA State Street
Bank & Trust Co., Weekly VRDN and Put, 0.90%, 6/01/26	2,000,000	2,000,000
Turlock PFA Water Revenue, Refunding, 4.00%, 3/01/18	480,000	486,130
[a] University of California Revenue, General, Series AL-1, Weekly VRDN and Put, 0.89%, 5/15/48	2,550,000	2,550,000
Ventura County GO, TRAN, Refunding, 4.00%, 7/02/18.	2,000,000	2,045,440
Total Short Term Investments (Cost $49,679,696)		49,676,977
Total Investments (Cost $59,006,652) 99.6%		59,044,524
Other Assets, less Liabilities 0.4%		209,073
Net Assets 100.0%		$59,253,597

See Abbreviations on page 17.

aVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|14

FRANKLIN CALIFORNIA TAX-FREE TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. CONCENTRATION OF RISK

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

|15

FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2017, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

|16

FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS

Selected Portfolio
1915 Act	Improvement Bond Act of 1915
ABAG	The Association of Bay Area Governments
AD	Assessment District
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Co.
BART	Bay Area Rapid Transit
CDA	Community Development Authority/Agency
CFD	Community Facilities District
COP	Certificate of Participation
CRDA	Community Redevelopment
Authority/Agency
ETM	Escrow to Maturity
FHA	Federal Housing Authority/Agency
GNMA	Government National Mortgage Association
GO	General Obligation
ID	Improvement District
LOC	Letter of Credit
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
MUD	Municipal Utility District
NATL	National Public Financial Guarantee Corp.
PCFA	Pollution Control Financing Authority
PCR	Pollution Control Revenue
PFA	Public Financing Authority
PFAR	Public Financing Authority Revenue
RDA	Redevelopment Agency/Authority
SPA	Standby Purchase Agreement
SRF	State Revolving Fund
TRAN	Tax and Revenue Anticipation Note
UHSD	Unified/Union High School District
USD	Unified/Union School District
XLCA	XL Capital Assurance

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|17

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By __/s/Matthew T. Hinkle_

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Matthew T. Hinkle_

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  November 27, 2017

By _/s/Gaston Gardey__

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  November 27, 2017